Schedule of Investments (unaudited) June 30, 2019	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 80.1%

Aerospace & Defense — 1.8%
BAE Systems PLC	638,946	$4,015,716
Lockheed Martin Corp.	11,010	4,002,575

		8,018,291

Automobiles — 2.9%
Ford Motor Co.	427,350	4,371,791
General Motors Co.	208,640	8,038,899

		12,410,690

Banks — 11.3%
Citigroup, Inc.	131,050	9,177,432
FirstSun Capital Bancorp (Acquired 03/10/14, cost $7,599,729)(a)(b)(c)	167,410	5,357,120
JPMorgan Chase & Co.	129,847	14,516,895
Regions Financial Corp.	74,781	1,117,228
Wells Fargo & Co.	393,962	18,642,282

		48,810,957

Beverages — 0.7%
PepsiCo, Inc.	22,977	3,012,974

Biotechnology — 0.9%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300)(a)(b)(c)	31,555,035	3,843,403

Building Products — 0.5%
Johnson Controls International PLC	49,592	2,048,646

Capital Markets — 1.4%
Morgan Stanley	74,771	3,275,718
State Street Corp.	50,301	2,819,874

		6,095,592

Chemicals — 1.0%
Corteva, Inc.(a)	38,743	1,145,631
Dow, Inc.	17,797	877,570
DuPont de Nemours, Inc.	30,603	2,297,367

		4,320,568

Communications Equipment — 1.0%
Cisco Systems, Inc.	77,988	4,268,283

Containers & Packaging — 0.6%
International Paper Co.	47,858	2,073,209
Packaging Corp. of America	6,700	638,644

		2,711,853

Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.	102,671	2,145,824

Diversified Telecommunication Services — 5.5%
AT&T Inc.	250,520	8,394,925
BCE, Inc.	121,033	5,504,581
Verizon Communications, Inc.	176,274	10,070,534

		23,970,040

Electric Utilities — 3.2%
Edison International	40,339	2,719,252
FirstEnergy Corp.	258,639	11,072,336

		13,791,588

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	166,154	4,092,373

Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp.	18,858	2,458,140
Weyerhaeuser Co.	100,758	2,653,966

		5,112,106

Food Products — 1.6%
Conagra Brands, Inc.	110,920	2,941,598

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co.	56,556	$1,755,498
Nestle SA, Registered Shares	20,440	2,115,995

		6,813,091

Health Care Equipment & Supplies — 2.2%
Alcon, Inc.(a)	40,363	2,492,401
Koninklijke Philips NV	107,030	4,653,231
Medtronic PLC	24,419	2,378,166

		9,523,798

Health Care Providers & Services — 3.3%
Anthem, Inc.	20,280	5,723,219
Cardinal Health, Inc.	52,647	2,479,674
CVS Health Corp.	80,704	4,397,561
Quest Diagnostics, Inc.	18,713	1,905,171

		14,505,625

Household Durables — 1.2%
Newell Brands, Inc.	329,866	5,086,534

Household Products — 0.7%
Procter & Gamble Co.	27,097	2,971,186

Industrial Conglomerates — 1.5%
3M Co.	10,780	1,868,605
Siemens AG, Registered Shares	39,674	4,723,402

		6,592,007

Insurance — 9.1%
American International Group, Inc.	168,626	8,984,393
Arthur J. Gallagher & Co.	37,122	3,251,516
MetLife, Inc.	222,725	11,062,751
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	9,063	2,271,710
Prudential Financial, Inc.	65,406	6,606,006
Swiss Re AG	41,018	4,168,145
Travelers Cos., Inc.	21,262	3,179,094

		39,523,615

Multi-Utilities — 0.8%
Engie SA	163,291	2,476,063
Public Service Enterprise Group, Inc.	15,289	899,299

		3,375,362

Oil, Gas & Consumable Fuels — 10.3%
BP PLC	2,539,020	17,688,821
Marathon Petroleum Corp.	94,277	5,268,199
ONEOK, Inc.	64,192	4,417,052
Suncor Energy, Inc.	27,868	868,367
TOTAL SA — ADR	99,843	5,570,241
Williams Cos., Inc.	380,210	10,661,088

		44,473,768

Personal Products — 0.4%
Unilever NV - NY Shares	29,941	1,818,018

Pharmaceuticals — 7.2%
AstraZeneca PLC	83,093	6,793,016
Bayer AG, Registered Shares	106,625	7,395,543
Novartis AG — ADR	11,694	1,067,779
Novartis AG, Registered Shares	39,670	3,621,545
Pfizer, Inc.	284,428	12,321,421

		31,199,304

Road & Rail — 1.0%
Uber Technologies, Inc. (Acquired 05/10/19, cost $1,446,483)(a)(b)	93,243	4,167,216

Semiconductors & Semiconductor Equipment — 2.6%
QUALCOMM, Inc.	81,058	6,166,082

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	694,000	$5,307,978

		11,474,060

Technology Hardware, Storage & Peripherals — 1.8%
Samsung Electronics Co. Ltd. — GDR	7,478	7,607,234

Tobacco — 1.9%
Altria Group, Inc.	86,717	4,106,050
Philip Morris International, Inc.	50,232	3,944,719

		8,050,769

Wireless Telecommunication Services — 1.1%
China Mobile Ltd. — ADR	105,827	4,792,905

Total Common Stocks — 80.1% (Cost: $317,437,516)		346,627,680

Preferred Stocks — 1.1%

Software — 1.1%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $4,300,011)(a)(b)(c)

(Cost — $4,300,011) — 0.0%	701,470	4,566,570

	Par (000)

Equity-Linked Notes — 18.2%

Aerospace & Defense — 0.5%
SG Americas Securities LLC (BAE Systems PLC) 12.7% 07/19/19	GBP 179	1,084,135
TD Securities, Inc. (Lockheed Martin Corp.) 14.94% 07/31/19(c)	USD 4	1,291,398

		2,375,533

Banks — 1.3%
Credit Suisse Securities (USA) LLC (JPMorgan Chase & Co.) 14.4% 08/22/19	44	4,816,263
SG Americas Securities LLC (Regions Financial Corp.) 14.44% 08/29/19	50	724,386

		5,540,649

Beverages — 0.5%
TD Securities, Inc. (PepsiCo, Inc.) 13.19% 07/31/19(c)	15	1,993,006

Building Products — 0.3%
RBC Capital Markets LLC (Johnson Controls International PLC) 19.59% 07/11/19	33	1,319,023

Capital Markets — 0.5%
Barclays Capital, Inc. (Morgan Stanley) 22.25% 08/07/19	25	1,074,536
TD Securities, Inc. (State Street Corp.) 15.71% 07/11/19	17	953,781

		2,028,317

Chemicals — 0.1%
HSBC Bank USA NA (Dow, Inc.) 19.13% 08/07/19	6	291,245

Communications Equipment — 1.0%
HSBC Bank USA NA (Cisco Systems, Inc.) 15.34% 08/15/19	78	4,256,035

Containers & Packaging — 0.4%
SG Americas Securities LLC (Packaging Corp. of America) 14.96% 08/29/19	2	203,280
TD Securities, Inc. (International Paper Co.) 15.55% 08/15/19	32	1,399,034

		1,602,314

Security	Par (000)	Value

Diversified Telecommunication Services — 1.6%
SG Americas Securities LLC (BCE, Inc.) 11.83% 07/31/19	81	$3,721,140
SG Americas Securities LLC (Verizon Communications, Inc.) 14.88% 07/31/19	59	3,385,026

		7,106,166

Electric Utilities — 1.0%
TD Securities, Inc. (Edison International) 17.76% 08/15/19	14	863,029
TD Securities, Inc. (FirstEnergy Corp.) 16.56% 08/15/19	87	3,704,146

		4,567,175

Energy Equipment & Services — 0.3%
RBC Capital Markets LLC (Baker Hughes a GE Co.) 17.49% 07/11/19	53	1,285,768

Equity Real Estate Investment Trusts (REITs) — 0.8%
Credit Suisse Securities (USA) LLC (Crown Castle International Corp.) 18.9% 08/07/19	13	1,642,669
RBC Capital Markets LLC (Weyerhaeuser Co.) 18.41% 07/11/19	68	1,772,329

		3,414,998

Food Products — 0.4%
BNP Paribas Arbitrage (Nestle SA) 7.14% 07/19/19	CHF 7	711,227
CIBC World Markets Corp. (Kraft Heinz Co.) 15.6% 08/07/19	USD 38	1,179,751

		1,890,978

Health Care Equipment & Supplies — 0.2%
RBC Capital Markets LLC (Medtronic PLC) 11.56% 08/22/19	8	802,132

Health Care Providers & Services — 0.1%
TD Securities, Inc. (Quest Diagnostics, Inc.) 13.66% 08/15/19	6	624,932

Household Products — 0.5%
RBC Capital Markets LLC (Procter & Gamble Co.) 14.93% 08/29/19(c)	18	2,000,180

Industrial Conglomerates — 0.5%
BNP Paribas Arbitrage (Siemens AG) 7.95% 07/19/19	EUR 13	1,597,528
HSBC Bank USA NA (3M Co.) 15.37% 08/15/19	USD 4	598,014

		2,195,542

Insurance — 1.9%
HSBC Bank USA NA (MetLife, Inc.) 14.48% 08/15/19	75	3,694,354
RBC Capital Markets LLC (Travelers Cos., Inc.) 13.03% 08/29/19(c)	7	1,060,669
SG Americas Securities LLC (Prudential Financial, Inc.) 16.52% 08/22/19	22	2,212,838
TD Securities, Inc. (Arthur J. Gallagher & Co.) 10.99% 07/31/19(c)	12	1,064,912

		8,032,773

Multi-Utilities — 1.0%
BNP Paribas Arbitrage (Engie SA) 9.8% 07/19/19	EUR 113	1,678,092

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Credit Suisse Securities (USA) LLC (Public Service Enterprise Group, Inc.) 17.6% 08/07/19	USD 42	$2,492,811

		4,170,903

Oil, Gas & Consumable Fuels — 2.4%
CIBC World Markets Corp. (ONEOK, Inc.) 21.74% 08/07/19	24	1,577,562
CIBC World Markets Corp. (Williams Cos., Inc.) 20.79% 08/07/19	128	3,599,024
HSBC Bank USA NA (Suncor Energy, Inc.) 18.88% 08/07/19	27	823,810
JP Morgan Securities LLC (Marathon Petroleum Corp.) 10.21% 07/11/19	15	812,183
RBC Capital Markets LLC (Marathon Petroleum Corp.) 16.89% 08/07/19	40	2,065,477
TD Securities, Inc. (TOTAL SA) 17.32% 07/31/19(c)	32	1,744,713

		10,622,769

Personal Products — 0.1%
HSBC Bank USA NA (Unilever NV) 14.64% 08/07/19	10	598,056

Pharmaceuticals — 1.8%
BNP Paribas Arbitrage (Novartis AG) 8.84% 07/19/19	CHF 13	1,189,442
SG Americas Securities LLC (AstraZeneca PLC) 9.78% 07/19/19	GBP 28	2,198,543
SG Americas Securities LLC (Pfizer, Inc.) 14.53% 08/29/19	USD 96	4,155,205
TD Securities, Inc. (Novartis AG) 9.05% 07/11/19	4	331,850

		7,875,040

Security	Par (000)	Value

Tobacco — 0.6%
Credit Suisse Securities (USA) LLC (Altria Group, Inc.) 21.9% 08/07/19	29	$1,380,242
RBC Capital Markets LLC (Philip Morris International, Inc.) 16.81% 07/11/19	17	1,336,487

		2,716,729

Wireless Telecommunication Services — 0.4%
RBC Capital Markets LLC (China Mobile Ltd.) 13.55% 08/29/19(c)	36	1,597,855

Total Equity-Linked Notes — 18.2% (Cost: $78,409,065)		78,908,118

Total Long-Term Investments — 99.4% (Cost: $400,146,592)		430,102,368

	Shares

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(d)(e)	4,246,469	4,246,469

Total Short-Term Securities — 1.0% (Cost: $4,246,469)		4,246,469

Options Purchased — 0.1%

Total Options Purchased — 0.1% (Cost: $955,174)		529,023

Total Investments — 100.5% (Cost: $405,348,235)		434,877,860

Liabilities in Excess of Other Assets — (0.5)%		(2,033,676)

Net Assets — 100.0%		$432,844,184

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $17,934,309, representing 4.1% of its net assets as of period end, and an original cost of $15,161,523.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	11,275,547	(7,029,078)	4,246,469	$4,246,469	$113,624		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	5	(b)	—	—

				$4,246,469	$113,629		$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

     Exchange -Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
AT&T Inc.	2,706	01/15/21	USD	28.00	USD	9,068	$529,023

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Equity Income Fund

Currency Abbreviations

CHF	Swiss Frank
EUR	Euro
GBP	British Pound
USD	U.S. Dollar
Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,002,575	$4,015,716	$—	$8,018,291
Automobiles	12,410,690	—	—	12,410,690
Banks	43,453,837	—	5,357,120	48,810,957
Beverages	3,012,974	—	—	3,012,974
Biotechnology	—	—	3,843,403	3,843,403
Building Products	2,048,646	—	—	2,048,646
Capital Markets	6,095,592	—	—	6,095,592
Chemicals	4,320,568	—	—	4,320,568
Communications Equipment	4,268,283	—	—	4,268,283
Containers & Packaging	2,711,853	—	—	2,711,853
Diversified Financial Services	2,145,824	—	—	2,145,824
Diversified Telecommunication Services	23,970,040	—	—	23,970,040
Electric Utilities	13,791,588	—	—	13,791,588
Energy Equipment & Services	4,092,373	—	—	4,092,373
Equity Real Estate Investment Trusts (REITs)	5,112,106	—	—	5,112,106
Food Products	4,697,096	2,115,995	—	6,813,091
Health Care Equipment & Supplies	4,870,567	4,653,231	—	9,523,798
Health Care Providers & Services	14,505,625	—	—	14,505,625
Household Durables	5,086,534	—	—	5,086,534
Household Products	2,971,186	—	—	2,971,186
Industrial Conglomerates	1,868,605	4,723,402	—	6,592,007
Insurance	33,083,760	6,439,855	—	39,523,615
Multi-Utilities	899,299	2,476,063	—	3,375,362
Oil, Gas & Consumable Fuels	26,784,947	17,688,821	—	44,473,768
Personal Products	1,818,018	—	—	1,818,018
Pharmaceuticals	13,389,200	17,810,104	—	31,199,304
Road & Rail	—	4,167,216	—	4,167,216
Semiconductors & Semiconductor Equipment	6,166,082	5,307,978	—	11,474,060
Technology Hardware, Storage & Peripherals	—	7,607,234	—	7,607,234

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Equity Income Fund

	Level 1	Level 2	Level 3	Total

Tobacco	$8,050,769	$—	$—	$8,050,769
Wireless Telecommunication Services	4,792,905	—	—	4,792,905
Preferred Stocks	—	—	4,566,570	4,566,570
Equity-Linked Notes:
Aerospace & Defense	—	1,084,135	1,291,398	2,375,533
Banks	—	5,540,649	—	5,540,649
Beverages	—	—	1,993,006	1,993,006
Building Products	—	1,319,023	—	1,319,023
Capital Markets	—	2,028,317	—	2,028,317
Chemicals	—	291,245	—	291,245
Communications Equipment	—	4,256,035	—	4,256,035
Containers & Packaging	—	1,602,314	—	1,602,314
Diversified Telecommunication Services	—	7,106,166	—	7,106,166
Electric Utilities	—	4,567,175	—	4,567,175
Energy Equipment & Services	—	1,285,768	—	1,285,768
Equity Real Estate Investment Trusts (REITs)	—	3,414,998	—	3,414,998
Food Products	—	1,890,978	—	1,890,978
Health Care Equipment & Supplies	—	802,132	—	802,132
Health Care Providers & Services	—	624,932	—	624,932
Household Products	—	—	2,000,180	2,000,180
Industrial Conglomerates	—	2,195,542	—	2,195,542
Insurance	—	5,907,192	2,125,581	8,032,773
Multi-Utilities	—	4,170,903	—	4,170,903
Oil, Gas & Consumable Fuels	—	8,878,056	1,744,713	10,622,769
Personal Products	—	598,056	—	598,056
Pharmaceuticals	—	7,875,040	—	7,875,040
Tobacco	—	2,716,729	—	2,716,729
Wireless Telecommunication Services	—	—	1,597,855	1,597,855
Options Purchased:
Equity contracts	529,023	—	—	529,023
Short-Term Securities	4,246,469	—	—	4,246,469

	$265,197,034	$145,161,000	$24,519,826	$434,877,860

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Equity-Linked Notes	Total

Assets:
Opening Balance, as of September 30, 2018	$9,607,907	$8,207,583	$—	$17,815,490
Transfers into Level 3	—	—	—	—
Transfers out of Level 3(a)	—	(4,139,057)	—	(4,139,057)
Other	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(407,384)	498,044	150,780	241,440
Purchases	—	—	10,601,953	10,601,953
Sales	—	—	—	—

Closing Balance, as of June 30, 2019	$9,200,523	$4,566,570	$10,752,733	$24,519,826

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(b)	$(407,384)	$498,044	$150,780	$241,440

(a)

As of September 30, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock High Equity Income Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $10,752,733. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized

Common Stocks	$9,200,523	Market	Tangible Book Value Multiple(a)	1.60x
		Income	Discount Rate(b)	3%
Preferred Stocks	4,566,570	Market	Revenue Multiple(a)	17.25x

	$13,767,093

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.